STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury Stock [Member]	Comprehensive income [Member]	Non Controlling interests [Member]
BALANCE at Dec. 31, 2013	$ 141,248	$ 192,776	$ 1,084,011	$ 92,549	$ 45,380	$ 3,484	$ (19,610)	$ (1,248,270)	$ (9,072)
BALANCE, SHARES at Dec. 31, 2013		47,956
Establishment of a subsidiary	7,120										7,120
Issuance of shares and warrant	18,190	3,852	14,338
Issuance of shares and warrant, shares		895
Employee stock-based compensation	2,507				2,507
Exercise of options	3,040	3,017	23
Exercise of options, shares		699
Capital notes		6,276	5,502	(11,778)
Capital notes, shares		1,454
Other comprehensive income:
Profit (loss) for the period	16,373							23,075		23,075	(6,702)
Foreign currency translation adjustments	4,117						4,117			4,117
Change in employees plan assets and benefit obligations, net of taxes	(1,130)					(1,130)				(1,130)
Comprehensive income (loss)	19,360									26,062
OUTSTANDING SHARES, NET OF TREASURY STOCK		50,918
BALANCE at Jun. 30, 2014	$ 191,465	$ 205,921	$ 1,103,874	$ 80,771	$ 47,887	$ 2,354	$ (15,493)	$ (1,225,195)	$ (9,072)		$ 418
BALANCE, SHARES at Jun. 30, 2014		51,004